Document and Entity Information	Jan. 30, 2026
Cover [Abstract]
Entity Registrant Name	CECO ENVIRONMENTAL CORP.
Amendment Flag	false
Entity Central Index Key	0000003197
Document Type	8-K
Document Period End Date	Jan. 30, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-07099
Entity Tax Identification Number	13-2566064
Entity Address, Address Line One	5080 Spectrum Drive,
Entity Address, Address Line Two	East Tower, Suite 800E
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	214
Local Phone Number	357-6181
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CECO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false